Provisions - Other Foreign Subsidiaries - Post employment plans and other similar obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits
Contributions to defined contribution pension funds	€ 283	€ 292	€ 287
Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(9.32%)
Other Foreign Countries
Employee Benefits
Contributions to defined contribution pension funds	€ 103	€ 110	€ 107
Other Foreign Countries | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	5.59%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(5.10%)
Brazil
Actuarial assumptions
Cumulative annual CPI growth	3.25%
Mortality tables	AT-2000
Brazil | Minimum
Actuarial assumptions
Annual discount rate	6.82%
Brazil | Maximum
Actuarial assumptions
Annual discount rate	7.14%